Related Parties (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	June 30, 2019	December 31, 2018
	(In thousands)
Trade receivables from DGW KG	$478	$651
Trade payables to DGW KG	$16,505	$18,615

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	(In thousands)
Purchased carbon black products from DGW KG	$23,309	$24,639	$46,075	$48,290
Sales and services provided to DGW KG	$829	$694	$1,491	$1,401